Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Liabilities
12.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Payroll and welfare benefit	20,739	25,692
Other taxes and surcharges payable	31,553	37,375
Accrued unrecognized tax benefits and related interest and penalties (Note 16)	24,379	34,045
Amounts payable to employees	649	6,524
Amounts due to noncontrolling interests	5,728	—
Amounts payable to marketing agents	—	26,714
Refundable rental deposits	—	1,212
Accrued rental expenses	755	775
Others	5,503	10,955

	89,306	143,292

Other taxes and surcharges payable consist of BT, VAT, cultural construction fee (“CCF”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).

Amounts payable to employees represent cash collections from the designated broker upon the sale of exercised employee options on behalf of the employees.

Amounts due to noncontrolling interests represent a loan from the noncontrolling interests of Guangxi Overseas Talent to operate and develop a real estate project in Guangxi, the PRC. The loan was unsecured, interest-free and repayable on demand. In June and July 2013, the loan was fully repaid to the noncontrolling interests.

Refundable rental deposits were liabilities assumed from the BaoAn Acquisition (Note 4) representing rental deposits received from the lessees of the BaoAn properties at the time of entering into the lease arrangements for offices and retail space. The rental deposits are refundable at the end of lease terms.